Investments	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
INVESTMENTS

8. INVESTMENTS

Short-term investment

The Group invested TWD 2,000,000 in Mega Trust ESG Taiwan-Us Sustainable Dual-Gain Multi-Asset Fund (the “Fund”) during the year ended December 31, 2024. The investment scope of this Fund includes investments in global capital market stocks, bonds, fund beneficiary certificates and beneficiary securities of real estate investment trust funds (REITs), etc. The Fund can be redeemed by the Group at early notification before seven business days. Short-term investment was classified within Level 1 of the fair value hierarchy because this was valued using quoted prices in active markets.

The Group considers the net asset value (“NAV”) of the Fund to be the best estimate of fair value as a practical expedient. The Group uses NAV per share to measure the fair value of investments in funds.

Long-term investments

	As of December 31,
	2024	2023
Factory Automation Technology Co., Ltd. (1)	$268,271	$195,555
Fully Compulsory Convertible Debentures(“CCDs”) (2)	76,605	-
Total	$344,876	$195,555

(1)	The Group held 3.66% of equity interest Factory Automation Technology Co., Ltd., which was accounted for at fair value with all fair value changes recognized in profit or loss on long-term investment in the consolidated statements of operations and comprehensive loss. Gain of $87,482 and loss of $466,262 were recognized for this investment for the years ended December 31, 2024 and 2023, respectively. The investment is classified within Level 3 of the fair value hierarchy due to the lack of quoted market prices and limited observable inputs.

(2)	The Group purchased CCDs issued by Indian Ale Ventures Private Limited during the year ended December 31, 2024 with the consideration of INR 6,250,000 (approximately $76,605). The investment was accounted for at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the Group in accordance with ASC topic 321, Investments – Equity Securities. There was no impairment recognized for the year ended December 31, 2024. The investment is classified within Level 3 of the fair value hierarchy due to the lack of quoted market prices and limited observable inputs.